Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
12.	Intangible assets, net
The following table summarizes the Group’s intangible assets:

	December 31,
	2020	2021
	RMB	RMB
Gross carrying amount
Copyrights of video content s	83,865	133,865
License	32,000	32,000
Software	11,142	21,498
Domain names	5,283	5,283
Trademark s	1,132	1,132

Total	133,422	193,778

Less: accumulated amortization
Copyrights of video content s	(53,262)	(82,312)
License	(5,689)	(7,822)
Software	(8,728)	(16,125)
Domain names	(2,022)	(2,445)
Trademark s	(925)	(1,132)

Total accumulated amortization	(70,626)	(109,836)

Intangible assets, net	62,796	83,942

Amortization expense for the years ended December 31, 2019, 2020 and 2021 were RMB17,080, RMB44,362 and RMB39,239, respectively.
As of December 31, 2021, intangible assets amortization expense for future years is expected to be as follows:

Year end ed December 31,	Amortization expense of intangible assets
RMB
2022	32,042
2023	22,710
2024	7,943
2025	2,768
2026	2,734
The weighted average amortization periods of intangible assets as of December 31, 2020 and 2021 are as below:

December 31,
	2020	2021

Copyrights of video content s	2 years	3 years
License	15 years	15 years
Software	2 years	4 years
Domain names	15 years	15 years
Trademark s	5 years	5 years